August 28, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Natural Resources Trust, Post-Effective Amendment No. 54 to

the Registration Statement on Form N-1A (Securities Act File No. 2-97095,

Investment Company Act File No. 811-4282)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Natural Resources Trust (the “Registrant”), on behalf of its series BlackRock Natural Resources Trust (the “Fund”), hereby certifies that:

(1) the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the Fund under the 1933 Act; and

(2) the text of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the Fund under the 1933 Act was filed electronically with the Securities and Exchange Commission on August 24, 2026.

Sincerely,

BlackRock Natural Resources Trust

/s/ Janey Ahn

Janey Ahn
Secretary of the Fund